SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 88.69%
Fannie Mae — 48.19%
$1,527,000	(TBA), 1.56%, 1/1/31(a)	$1,566,810
2,950,000	(TBA), 1.67%, 1/1/33(a)	3,018,689
1,990,000	(TBA), 1.38%, 1/1/31(a)	2,013,756
2,495,000	(TBA), 1.63%, 1/1/33	2,516,121
2,655,000	(TBA), 1.50%, 1/1/31(a)	2,731,202
4,500,000	(TBA), 1.61%, 1/1/36(a)	4,540,727
55,780	Pool #257656, 6.00%, 8/1/38	59,854
113,500	Pool #257663, 5.50%, 8/1/38	126,933
106,426	Pool #257892, 5.50%, 2/1/38	119,944
70,634	Pool #257913, 5.50%, 1/1/38	77,147
53,341	Pool #258022, 5.50%, 5/1/34	57,971
48,401	Pool #258070, 5.00%, 6/1/34	56,217
34,782	Pool #258121, 5.50%, 6/1/34	36,936
43,920	Pool #258152, 5.50%, 8/1/34	46,414
59,540	Pool #258157, 5.00%, 8/1/34	68,768
56,959	Pool #258163, 5.50%, 8/1/34	61,773
100,165	Pool #258166, 5.50%, 9/1/34	110,194
64,838	Pool #258224, 5.50%, 12/1/34	68,604
53,525	Pool #258238, 5.00%, 1/1/35	61,232
81,356	Pool #258251, 5.50%, 1/1/35	89,154
97,405	Pool #258305, 5.00%, 3/1/35	111,412
53,217	Pool #258340, 5.00%, 3/1/35	61,797
57,183	Pool #258394, 5.00%, 5/1/35	66,403
72,838	Pool #258404, 5.00%, 6/1/35	84,109
42,724	Pool #258410, 5.00%, 4/1/35	49,612
81,348	Pool #258448, 5.00%, 8/1/35	93,045
156,820	Pool #258450, 5.50%, 8/1/35	174,415
64,413	Pool #258571, 5.50%, 11/1/35	68,947
186,490	Pool #258627, 5.50%, 2/1/36	206,089
49,965	Pool #258658, 5.50%, 3/1/36	54,534
43,328	Pool #258737, 5.50%, 12/1/35	46,109
37,050	Pool #259181, 6.50%, 3/1/31	39,712
5,620	Pool #259187, 6.50%, 4/1/31	5,642
25,607	Pool #259378, 6.00%, 12/1/31	26,899
29,363	Pool #259393, 6.00%, 1/1/32	31,156
37,390	Pool #259590, 5.50%, 11/1/32	39,977
146,169	Pool #259611, 5.50%, 11/1/32	162,822
28,468	Pool #259634, 5.50%, 12/1/32	29,157
121,336	Pool #259659, 5.50%, 2/1/33	135,579
28,978	Pool #259671, 5.50%, 2/1/33	30,675
70,184	Pool #259686, 5.50%, 3/1/33	76,546
31,210	Pool #259722, 5.00%, 5/1/33	36,248
92,160	Pool #259725, 5.00%, 5/1/33	106,437
78,136	Pool #259729, 5.00%, 6/1/33	89,199
54,102	Pool #259761, 5.00%, 6/1/33	62,483

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 93,018	Pool #259777, 5.00%, 7/1/33	$106,189
72,643	Pool #259781, 5.00%, 7/1/33	82,929
43,995	Pool #259789, 5.00%, 7/1/33	51,097
104,524	Pool #259816, 5.00%, 8/1/33	119,324
24,352	Pool #259819, 5.00%, 8/1/33	28,283
45,001	Pool #259830, 5.00%, 8/1/33	51,973
29,815	Pool #259848, 5.00%, 9/1/33	34,628
63,692	Pool #259867, 5.50%, 10/1/33	69,369
47,561	Pool #259869, 5.50%, 10/1/33	50,664
48,545	Pool #259875, 5.50%, 10/1/33	51,751
33,528	Pool #259998, 5.00%, 3/1/34	38,942
1,676,297	Pool #468226, 3.86%, 6/1/21	1,676,297
256,515	Pool #469101, 3.75%, 2/1/27	288,873
274,965	Pool #470828, 3.53%, 3/1/32	319,689
72,306	Pool #557295, 7.00%, 12/1/29	79,524
20,300	Pool #576445, 6.00%, 1/1/31	20,770
61,144	Pool #579402, 6.50%, 4/1/31	68,222
70,565	Pool #583728, 6.50%, 6/1/31	78,056
23,683	Pool #590931, 6.50%, 7/1/31	25,936
34,544	Pool #590932, 6.50%, 7/1/31	36,109
22,338	Pool #601865, 6.50%, 4/1/31	22,780
28,739	Pool #601868, 6.00%, 7/1/29	30,248
43,581	Pool #607611, 6.50%, 11/1/31	47,292
85,644	Pool #634271, 6.50%, 5/1/32	95,773
37,101	Pool #644232, 6.50%, 6/1/32	40,242
21,497	Pool #644432, 6.50%, 7/1/32	22,576
36,260	Pool #644437, 6.50%, 6/1/32	39,170
1,390,468	Pool #663159, 5.00%, 7/1/32	1,587,337
63,859	Pool #670278, 5.50%, 11/1/32	69,883
25,914	Pool #676702, 5.50%, 11/1/32	26,799
45,392	Pool #677591, 5.50%, 12/1/32	48,967
56,731	Pool #681883, 6.00%, 3/1/33	60,828
90,994	Pool #686542, 5.50%, 3/1/33	96,632
195,258	Pool #695961, 5.50%, 1/1/33	219,293
115,669	Pool #696407, 5.50%, 4/1/33	129,349
357,411	Pool #702478, 5.50%, 6/1/33	407,655
105,454	Pool #702479, 5.00%, 6/1/33	120,386
133,717	Pool #723066, 5.00%, 4/1/33	152,651
176,348	Pool #723067, 5.50%, 5/1/33	195,142
137,905	Pool #723070, 4.50%, 5/1/33	156,849
242,052	Pool #727311, 4.50%, 9/1/33	273,510
117,855	Pool #727312, 5.00%, 9/1/33	134,543
136,003	Pool #727315, 6.00%, 10/1/33	154,135
34,595	Pool #738589, 5.00%, 9/1/33	40,179
43,586	Pool #739269, 5.00%, 9/1/33	50,622
45,786	Pool #743595, 5.50%, 10/1/33	49,695
90,028	Pool #748041, 4.50%, 10/1/33	101,728
79,268	Pool #749891, 5.00%, 9/1/33	90,491

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$174,906	Pool #753533, 5.00%, 11/1/33	$199,672
38,735	Pool #755679, 6.00%, 1/1/34	41,790
35,445	Pool #763551, 5.50%, 3/1/34	37,805
82,815	Pool #763820, 5.50%, 1/1/34	91,040
40,983	Pool #776851, 6.00%, 10/1/34	44,179
478,899	Pool #777621, 5.00%, 2/1/34	546,708
74,297	Pool #781741, 6.00%, 9/1/34	81,969
123,614	Pool #781954, 5.00%, 6/1/34	141,413
102,635	Pool #781959, 5.50%, 6/1/34	111,316
227,130	Pool #783893, 5.50%, 12/1/34	258,208
66,455	Pool #783929, 5.50%, 10/1/34	72,865
9,546	Pool #788329, 6.50%, 8/1/34	9,631
41,085	Pool #798725, 5.50%, 11/1/34	43,659
57,941	Pool #799548, 6.00%, 9/1/34	63,248
670,245	Pool #806754, 4.50%, 9/1/34	757,447
289,415	Pool #806757, 6.00%, 9/1/34	327,285
423,555	Pool #806761, 5.50%, 9/1/34	493,376
103,361	Pool #808205, 5.00%, 1/1/35	118,244
177,450	Pool #815009, 5.00%, 4/1/35	202,966
75,554	Pool #817641, 5.00%, 11/1/35	87,736
109,340	Pool #820334, 5.00%, 9/1/35	125,062
228,699	Pool #820335, 5.00%, 9/1/35	261,584
162,733	Pool #820336, 5.00%, 9/1/35	187,914
94,343	Pool #822008, 5.00%, 5/1/35	107,909
156,983	Pool #829005, 5.00%, 8/1/35	179,556
149,353	Pool #829275, 5.00%, 8/1/35	170,829
141,954	Pool #829276, 5.00%, 8/1/35	162,366
314,849	Pool #829649, 5.50%, 3/1/35	357,099
269,531	Pool #844361, 5.50%, 11/1/35	303,690
96,618	Pool #845245, 5.50%, 11/1/35	106,719
32,003	Pool #866969, 6.00%, 2/1/36	33,399
159,871	Pool #884693, 5.50%, 4/1/36	179,652
392,115	Pool #885724, 5.50%, 6/1/36	448,073
18,710	Pool #911730, 5.50%, 12/1/21	18,787
68,184	Pool #919368, 5.50%, 4/1/37	74,227
263,440	Pool #922582, 6.00%, 12/1/36	294,640
204,606	Pool #934941, 5.00%, 8/1/39	232,928
279,921	Pool #934942, 5.00%, 9/1/39	318,668
145,487	Pool #941204, 5.50%, 6/1/37	164,221
56,533	Pool #943394, 5.50%, 6/1/37	61,327
317,956	Pool #948600, 6.00%, 8/1/37	360,183
72,026	Pool #952678, 6.50%, 8/1/37	79,666
82,473	Pool #952693, 6.50%, 8/1/37	90,255
96,079	Pool #975769, 5.50%, 3/1/38	106,775
131,869	Pool #984842, 5.50%, 6/1/38	147,055
103,875	Pool #986239, 6.00%, 7/1/38	114,266
117,799	Pool #986957, 5.50%, 7/1/38	131,393

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 64,796	Pool #990510, 5.50%, 8/1/38	$71,206
157,510	Pool #990511, 6.00%, 8/1/38	175,984
156,499	Pool #990617, 5.50%, 9/1/38	177,364
186,871	Pool #AA0645, 4.50%, 3/1/39	209,121
130,302	Pool #AA2243, 4.50%, 5/1/39	148,580
123,208	Pool #AA3142, 4.50%, 3/1/39	137,878
149,234	Pool #AA3206, 4.00%, 4/1/39	165,882
401,360	Pool #AA3207, 4.50%, 3/1/39	449,149
220,976	Pool #AA7042, 4.50%, 6/1/39	247,287
351,582	Pool #AA7658, 4.00%, 6/1/39	387,639
98,351	Pool #AA7659, 4.50%, 6/1/39	110,061
79,771	Pool #AA7741, 4.50%, 6/1/24	82,364
1,883,632	Pool #AB7798, 3.00%, 1/1/43	2,008,847
1,113,479	Pool #AB9204, 3.00%, 4/1/43	1,187,430
186,192	Pool #AC1463, 5.00%, 8/1/39	212,452
100,291	Pool #AC1464, 5.00%, 8/1/39	114,174
271,896	Pool #AC2109, 4.50%, 7/1/39	304,269
30,322	Pool #AC4394, 5.00%, 9/1/39	35,310
253,841	Pool #AC4395, 5.00%, 9/1/39	289,641
114,047	Pool #AC5328, 5.00%, 10/1/39	129,833
95,110	Pool #AC5329, 5.00%, 10/1/39	108,524
190,817	Pool #AC6304, 5.00%, 11/1/39	217,229
201,447	Pool #AC6305, 5.00%, 11/1/39	229,332
135,830	Pool #AC6307, 5.00%, 12/1/39	154,631
295,477	Pool #AC6790, 5.00%, 12/1/39	336,377
823,898	Pool #AC7199, 5.00%, 12/1/39	937,942
288,219	Pool #AD1470, 5.00%, 2/1/40	327,204
852,520	Pool #AD1471, 4.50%, 2/1/40	954,025
627,243	Pool #AD1585, 4.50%, 2/1/40	701,926
341,961	Pool #AD1586, 5.00%, 1/1/40	389,296
243,765	Pool #AD1638, 4.50%, 2/1/40	272,442
141,556	Pool #AD1640, 4.50%, 3/1/40	158,209
913,215	Pool #AD1942, 4.50%, 1/1/40	1,021,948
195,362	Pool #AD1943, 5.00%, 1/1/40	222,404
225,388	Pool #AD1988, 4.50%, 2/1/40	252,224
356,606	Pool #AD2896, 5.00%, 3/1/40	406,775
204,421	Pool #AD4456, 4.50%, 4/1/40	228,471
569,224	Pool #AD4458, 4.50%, 4/1/40	636,190
254,876	Pool #AD4940, 4.50%, 6/1/40	284,860
90,380	Pool #AD4946, 4.50%, 6/1/40	101,013
227,973	Pool #AD5728, 5.00%, 4/1/40	260,046
214,626	Pool #AD7239, 4.50%, 7/1/40	239,876
115,181	Pool #AD7242, 4.50%, 7/1/40	128,731
90,176	Pool #AD7256, 4.50%, 7/1/40	100,784
236,953	Pool #AD7271, 4.50%, 7/1/40	264,829
259,708	Pool #AD7272, 4.50%, 7/1/40	290,261
266,396	Pool #AD8960, 5.00%, 6/1/40	303,874
867,134	Pool #AD9614, 4.50%, 8/1/40	969,148

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 69,669	Pool #AE2011, 4.00%, 9/1/40	$76,739
1,125,107	Pool #AE2012, 4.00%, 9/1/40	1,239,280
115,400	Pool #AE2023, 4.00%, 9/1/40	127,193
440,919	Pool #AE5432, 4.00%, 10/1/40	485,662
326,716	Pool #AE5435, 4.50%, 9/1/40	365,153
325,020	Pool #AE5806, 4.50%, 9/1/40	363,257
515,113	Pool #AE5861, 4.00%, 10/1/40	567,385
289,127	Pool #AE5862, 4.00%, 10/1/40	318,467
164,499	Pool #AE5863, 4.00%, 10/1/40	181,191
276,362	Pool #AE6850, 4.00%, 10/1/40	304,407
22,081	Pool #AE6851, 4.00%, 10/1/40	24,322
151,720	Pool #AE7699, 4.00%, 11/1/40	167,116
406,670	Pool #AE7703, 4.00%, 10/1/40	447,937
394,204	Pool #AE7707, 4.00%, 11/1/40	434,207
233,880	Pool #AH0300, 4.00%, 11/1/40	257,613
386,854	Pool #AH0301, 3.50%, 11/1/40	419,253
34,578	Pool #AH0302, 4.00%, 11/1/40	38,087
403,996	Pool #AH0306, 4.00%, 12/1/40	445,283
445,818	Pool #AH0508, 4.00%, 11/1/40	491,058
750,812	Pool #AH0537, 4.00%, 12/1/40	827,002
546,854	Pool #AH0914, 4.50%, 11/1/40	611,188
415,930	Pool #AH0917, 4.00%, 12/1/40	458,138
386,692	Pool #AH1077, 4.00%, 1/1/41	431,012
580,722	Pool #AH2973, 4.00%, 12/1/40	639,652
415,498	Pool #AH2980, 4.00%, 1/1/41	457,661
919,718	Pool #AH5656, 4.00%, 1/1/41	1,013,048
87,584	Pool #AH5657, 4.00%, 2/1/41	97,927
467,444	Pool #AH5658, 4.00%, 2/1/41	514,879
251,704	Pool #AH5662, 4.00%, 2/1/41	277,427
355,505	Pool #AH5882, 4.00%, 2/1/26	378,404
250,122	Pool #AH6764, 4.00%, 3/1/41	275,503
773,262	Pool #AH6768, 4.00%, 3/1/41	853,775
129,069	Pool #AH7277, 4.00%, 3/1/41	142,508
795,226	Pool #AH7281, 4.00%, 3/1/41	878,025
355,929	Pool #AH7526, 4.50%, 3/1/41	397,836
550,930	Pool #AH7537, 4.00%, 3/1/41	608,294
236,244	Pool #AH8878, 4.50%, 4/1/41	264,059
252,397	Pool #AH8885, 4.50%, 4/1/41	282,115
201,358	Pool #AH9050, 3.50%, 2/1/26	213,792
512,975	Pool #AI0114, 4.00%, 3/1/41	566,387
334,962	Pool #AI1846, 4.50%, 5/1/41	374,402
367,597	Pool #AI1847, 4.50%, 5/1/41	410,879
997,985	Pool #AI1848, 4.50%, 5/1/41	1,115,489
495,893	Pool #AI1849, 4.50%, 5/1/41	554,280
176,099	Pool #AJ0651, 4.00%, 8/1/41	194,435
294,365	Pool #AJ7668, 4.00%, 11/1/41	325,015
619,329	Pool #AJ9133, 4.00%, 1/1/42	683,814

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 453,267	Pool #AK6715, 3.50%, 3/1/42	$490,692
501,607	Pool #AK6716, 3.50%, 3/1/42	543,025
482,653	Pool #AK6718, 3.50%, 2/1/42	522,505
846,631	Pool #AM1750, 3.04%, 12/1/30	944,954
2,797,000	Pool #AM4392, 3.79%, 10/1/23	2,956,965
226,235	Pool #AM6907, 3.68%, 10/1/32	262,444
1,419,193	Pool #AM7764, 3.05%, 1/1/27	1,564,708
468,961	Pool #AM9780, 3.31%, 3/1/31	538,167
350,000	Pool #AN0360, 3.95%, 12/1/45	416,569
1,040,517	Pool #AN0915, 3.01%, 2/1/26	1,134,991
304,958	Pool #AN1381, 2.56%, 8/1/26	328,722
921,346	Pool #AN2066, 2.75%, 7/1/26	964,906
938,284	Pool #AN2746, 2.30%, 9/1/26	1,003,544
465,324	Pool #AN3919, 2.82%, 12/1/26	508,848
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,263,417
842,791	Pool #AN5053, 3.34%, 4/1/27	941,845
205,815	Pool #AN6580, 3.36%, 9/1/29	234,596
946,099	Pool #AN7154, 3.21%, 10/1/32	1,085,130
954,956	Pool #AN7904, 3.44%, 12/1/27	1,068,427
477,588	Pool #AN7982, 2.80%, 1/1/26	513,285
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,261,896
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,718,060
965,348	Pool #AN9844, 3.80%, 7/1/30	1,126,703
442,790	Pool #AO2923, 3.50%, 5/1/42	482,616
1,376,322	Pool #AO8029, 3.50%, 7/1/42	1,489,963
335,294	Pool #AP7483, 3.50%, 9/1/42	362,979
373,016	Pool #AQ6710, 2.50%, 10/1/27	390,343
1,067,276	Pool #AQ7193, 3.50%, 7/1/43	1,157,050
376,176	Pool #AR6928, 3.00%, 3/1/43	403,109
852,699	Pool #AS1916, 4.00%, 3/1/44	927,563
281,104	Pool #AS1917, 4.00%, 3/1/44	306,917
188,686	Pool #AS2129, 4.00%, 3/1/44	205,252
632,723	Pool #AS2439, 4.00%, 5/1/44	690,825
198,303	Pool #AS2784, 4.00%, 7/1/44	215,713
1,092,122	Pool #AS3244, 4.00%, 9/1/44	1,188,006
994,590	Pool #AS3494, 4.00%, 10/1/44	1,081,911
751,144	Pool #AS3726, 4.00%, 11/1/44	817,092
607,272	Pool #AS3728, 4.00%, 11/1/44	660,588
374,041	Pool #AS3929, 4.00%, 12/1/44	406,880
478,271	Pool #AS3930, 4.00%, 11/1/44	520,262
983,071	Pool #AS4070, 4.00%, 12/1/44	1,093,540
153,582	Pool #AS4390, 3.50%, 2/1/45	166,594
378,885	Pool #AS4732, 3.50%, 4/1/45	406,604
857,781	Pool #AS4905, 3.50%, 4/1/45	922,115
1,011,733	Pool #AS5341, 3.50%, 7/1/45	1,085,750
580,240	Pool #AS5576, 4.00%, 8/1/45	632,378
580,013	Pool #AS5919, 3.50%, 9/1/45	629,192
397,187	Pool #AS5922, 3.50%, 9/1/45	426,245

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 973,566	Pool #AS6303, 4.00%, 11/1/45	$1,061,047
440,175	Pool #AS6469, 4.00%, 12/1/45	479,728
243,861	Pool #AS6607, 4.00%, 1/1/46	265,773
1,436,665	Pool #AS6778, 3.50%, 3/1/46	1,541,253
618,088	Pool #AS6958, 3.50%, 4/1/46	667,683
763,247	Pool #AS7138, 3.50%, 5/1/46	811,987
587,576	Pool #AS7139, 3.50%, 5/1/46	623,931
1,109,870	Pool #AS7334, 3.00%, 6/1/46	1,175,050
1,138,441	Pool #AS7335, 3.00%, 5/1/46	1,202,947
898,623	Pool #AS7336, 3.00%, 6/1/46	977,154
2,067,680	Pool #AS7504, 3.00%, 7/1/46	2,184,839
469,342	Pool #AS7516, 3.00%, 7/1/46	495,936
1,078,441	Pool #AS7517, 3.00%, 6/1/46	1,139,547
449,152	Pool #AS7518, 3.00%, 7/1/46	478,330
159,760	Pool #AS7674, 3.00%, 8/1/46	168,813
1,091,991	Pool #AS7676, 3.00%, 8/1/46	1,153,865
675,748	Pool #AS8077, 3.00%, 10/1/46	714,037
946,951	Pool #AS8289, 3.00%, 10/1/46	1,000,607
1,778,968	Pool #AS8441, 3.00%, 11/1/46	1,879,768
1,258,265	Pool #AS8633, 3.50%, 1/1/47	1,336,118
681,520	Pool #AS8776, 3.50%, 2/1/47	725,040
567,933	Pool #AS9381, 4.00%, 4/1/47	610,238
591,505	Pool #AS9549, 4.00%, 5/1/47	635,566
1,300,416	Pool #AS9550, 4.00%, 5/1/47	1,397,284
761,400	Pool #AS9727, 3.50%, 6/1/47	806,906
247,450	Pool #AS9729, 4.00%, 6/1/47	265,883
370,573	Pool #AS9825, 4.00%, 6/1/47	400,583
703,644	Pool #AT2688, 3.00%, 5/1/43	750,633
91,969	Pool #AT2691, 3.00%, 5/1/43	100,403
570,144	Pool #AT3963, 2.50%, 3/1/28	596,714
259,863	Pool #AT7873, 2.50%, 6/1/28	274,086
376,222	Pool #AU0971, 3.50%, 8/1/43	407,867
385,526	Pool #AU2165, 3.50%, 7/1/43	417,954
709,215	Pool #AU2188, 3.50%, 8/1/43	768,871
105,623	Pool #AU6054, 4.00%, 9/1/43	113,648
309,430	Pool #AU6718, 4.00%, 10/1/43	339,739
556,380	Pool #AU7003, 4.00%, 11/1/43	617,458
259,116	Pool #AU7005, 4.00%, 11/1/43	286,216
698,752	Pool #AV0679, 4.00%, 12/1/43	771,830
353,531	Pool #AV9282, 4.00%, 2/1/44	379,909
460,938	Pool #AW0993, 4.00%, 5/1/44	508,931
138,717	Pool #AW1565, 4.00%, 4/1/44	149,078
805,295	Pool #AW5046, 4.00%, 7/1/44	879,062
360,382	Pool #AW5047, 4.00%, 7/1/44	392,022
310,064	Pool #AW7040, 4.00%, 6/1/44	334,015
368,610	Pool #AW8629, 3.50%, 5/1/44	396,166
721,932	Pool #AX2884, 3.50%, 11/1/44	792,332

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$1,180,397	Pool #AX4860, 3.50%, 12/1/44	$1,278,925
176,193	Pool #AY0075, 3.50%, 11/1/44	190,900
587,673	Pool #AY1389, 3.50%, 4/1/45	630,667
586,740	Pool #AY3435, 3.50%, 5/1/45	629,665
626,254	Pool #AY5571, 3.50%, 6/1/45	672,069
787,545	Pool #BC0802, 3.50%, 4/1/46	850,737
927,659	Pool #BC0804, 3.50%, 4/1/46	985,056
678,136	Pool #BC1135, 3.00%, 6/1/46	722,190
1,056,626	Pool #BD5021, 3.50%, 2/1/47	1,133,547
1,851,663	Pool #BD7140, 4.00%, 4/1/47	1,989,594
1,682,799	Pool #BE4232, 3.00%, 12/1/46	1,778,150
186,311	Pool #BE9743, 3.50%, 4/1/47	201,068
1,404,102	Pool #BH2665, 3.50%, 9/1/47	1,488,021
932,806	Pool #BH4659, 4.00%, 6/1/47	1,026,884
1,404,583	Pool #BJ0657, 4.00%, 2/1/48	1,498,121
631,678	Pool #BJ2670, 4.00%, 4/1/48	673,744
1,056,700	Pool #BJ5158, 4.00%, 4/1/48	1,127,071
632,894	Pool #BK7685, 4.00%, 10/1/48	675,041
1,024,531	Pool #BK7924, 4.00%, 11/1/48	1,092,759
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,621,147
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,653,413
3,000,000	Pool #BL9218, 1.41%, 11/1/30	3,050,441
500,000	Pool #BL9633, 1.92%, 12/1/35	471,473
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,546,148
250,000	Pool #BL9895, 1.62%, 12/1/32	250,162
1,280,468	Pool #BO1263, 3.50%, 6/1/49	1,371,681
1,018,951	Pool #BO3599, 3.00%, 9/1/49	1,065,695
895,464	Pool #BO5263, 3.00%, 9/1/49	936,543
1,192,390	Pool #BP8731, 2.50%, 6/1/50	1,256,671
2,018,394	Pool #BP8741, 2.50%, 6/1/50	2,127,205
603,638	Pool #BQ5723, 2.00%, 10/1/50	627,762
1,744,071	Pool #BQ7523, 2.00%, 11/1/50	1,812,179
1,034,055	Pool #BQ7524, 2.50%, 10/1/50	1,089,856
2,589,775	Pool #BR1113, 2.00%, 11/1/50	2,691,063
904,285	Pool #BR1114, 1.50%, 11/1/50	914,036
472,906	Pool #BR1115, 2.50%, 12/1/50	498,425
1,791,000	Pool #BS0025, 1.38%, 12/1/30	1,827,986
3,000,000	Pool #BS0046, 1.23%, 12/1/27	3,084,983
1,147,747	Pool #CA0114, 3.50%, 8/1/47	1,216,344
154,485	Pool #CA0268, 3.50%, 8/1/47	167,193
818,137	Pool #CA0334, 3.50%, 9/1/47	876,932
1,831,904	Pool #CA0534, 3.50%, 10/1/47	1,947,384
840,860	Pool #CA0536, 3.50%, 10/1/47	891,116
848,215	Pool #CA0551, 4.00%, 10/1/47	911,398
897,388	Pool #CA0565, 3.50%, 10/1/47	961,261
1,352,126	Pool #CA0742, 3.50%, 11/1/47	1,432,938
995,758	Pool #CA0743, 3.50%, 11/1/47	1,073,828
1,147,172	Pool #CA0825, 3.50%, 12/1/47	1,219,488

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 705,008	Pool #CA0981, 3.50%, 12/1/47	$747,145
1,713,827	Pool #CA1070, 3.50%, 1/1/48	1,816,257
501,678	Pool #CA1115, 3.50%, 1/1/48	531,662
1,256,771	Pool #CA1130, 3.50%, 1/1/48	1,335,996
985,578	Pool #CA1131, 3.50%, 2/1/48	1,044,483
1,513,451	Pool #CA1132, 3.50%, 1/1/48	1,603,905
735,936	Pool #CA1140, 3.50%, 1/1/48	779,921
879,312	Pool #CA1144, 3.50%, 2/1/48	931,866
273,782	Pool #CA1152, 3.50%, 2/1/48	290,145
990,352	Pool #CA1160, 3.50%, 2/1/48	1,068,247
1,080,112	Pool #CA1161, 3.50%, 2/1/48	1,145,493
527,118	Pool #CA1162, 3.50%, 2/1/48	560,347
586,901	Pool #CA1338, 4.00%, 3/1/48	627,802
1,318,045	Pool #CA1339, 3.50%, 3/1/48	1,397,829
877,365	Pool #CA1418, 4.00%, 3/1/48	935,793
256,932	Pool #CA1420, 4.00%, 3/1/48	274,042
678,597	Pool #CA1468, 4.00%, 3/1/48	723,788
1,450,906	Pool #CA1469, 4.00%, 3/1/48	1,547,528
637,594	Pool #CA1471, 4.00%, 3/1/48	680,054
1,993,256	Pool #CA1507, 4.00%, 4/1/48	2,125,997
641,714	Pool #CA1610, 3.50%, 3/1/48	680,558
454,239	Pool #CA1611, 4.00%, 4/1/48	484,489
618,449	Pool #CA1612, 3.50%, 4/1/48	662,582
531,209	Pool #CA1613, 4.00%, 4/1/48	566,584
468,588	Pool #CA2381, 4.00%, 9/1/48	499,793
426,986	Pool #CA2440, 4.00%, 9/1/48	456,742
535,899	Pool #CA2441, 4.00%, 10/1/48	579,438
265,166	Pool #CA2442, 4.00%, 10/1/48	286,709
621,438	Pool #CA2443, 4.00%, 10/1/48	662,822
662,798	Pool #CA2468, 4.00%, 10/1/48	706,937
752,555	Pool #CA2594, 4.00%, 11/1/48	818,823
729,433	Pool #CA2913, 4.00%, 1/1/49	778,010
301,668	Pool #CA2914, 4.00%, 1/1/49	321,757
553,735	Pool #CA3042, 4.00%, 1/1/49	590,611
952,073	Pool #CA3043, 4.00%, 2/1/49	1,015,476
795,557	Pool #CA3044, 4.50%, 2/1/49	861,657
824,148	Pool #CA3045, 4.50%, 1/1/49	895,721
96,711	Pool #CA3132, 4.00%, 2/1/49	104,089
471,209	Pool #CA3557, 3.50%, 5/1/49	497,340
1,155,678	Pool #CA3628, 3.50%, 6/1/49	1,219,768
1,145,186	Pool #CA3793, 3.50%, 6/1/49	1,208,694
267,665	Pool #CA3936, 3.50%, 7/1/49	282,509
530,779	Pool #CA4043, 3.00%, 8/1/49	555,128
1,041,496	Pool #CA4320, 3.00%, 9/1/49	1,089,275
1,012,865	Pool #CA5106, 3.00%, 1/1/50	1,059,330
444,074	Pool #CA5132, 3.00%, 2/1/50	464,446
1,010,099	Pool #CA5309, 3.00%, 3/1/50	1,058,497

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$1,143,816	Pool #CA5312, 3.00%, 3/1/50	$1,205,525
1,181,951	Pool #CA6150, 2.50%, 6/1/50	1,245,732
1,248,231	Pool #CA6151, 2.50%, 6/1/50	1,315,589
983,226	Pool #CA6251, 3.00%, 6/1/50	1,030,336
1,917,568	Pool #CA6253, 2.00%, 7/1/50	1,992,565
4,712,209	Pool #CA6261, 2.50%, 6/1/50	5,001,304
1,864,476	Pool #CA6263, 2.50%, 7/1/50	1,965,088
1,128,304	Pool #CA6285, 2.50%, 7/1/50	1,189,191
1,802,002	Pool #CA6966, 2.00%, 9/1/50	1,875,126
2,889,982	Pool #CA6967, 2.00%, 9/1/50	3,002,839
1,842,348	Pool #CA6968, 2.00%, 9/1/50	1,914,293
1,376,499	Pool #CA6969, 2.00%, 9/1/50	1,430,252
2,814,284	Pool #CA6971, 2.50%, 9/1/50	2,966,150
1,802,011	Pool #CA6972, 2.50%, 8/1/50	1,899,252
1,047,299	Pool #CA6973, 2.50%, 9/1/50	1,103,814
1,175,290	Pool #CA7258, 2.50%, 9/1/50	1,242,519
1,484,606	Pool #CA7259, 2.50%, 9/1/50	1,564,720
1,723,913	Pool #CA7317, 2.00%, 10/1/50	1,793,867
1,905,975	Pool #CA7549, 2.00%, 10/1/50	1,983,318
1,886,623	Pool #CA7917, 2.00%, 11/1/50	1,967,990
1,134,394	Pool #CA8069, 1.50%, 12/1/50	1,146,626
1,453,920	Pool #CA8070, 2.00%, 12/1/50	1,510,784
3,957,640	Pool #CA8077, 2.00%, 12/1/50	4,112,190
4,732,400	Pool #CA8337, 1.50%, 12/1/50	4,783,429
4,969,508	Pool #CA8340, 2.00%, 12/1/50	5,163,572
1,036,251	Pool #CA8425, 1.50%, 12/1/50	1,050,074
1,323,555	Pool #CA8432, 2.00%, 12/1/50	1,375,320
2,893,800	Pool #CA8518, 2.00%, 1/1/51	3,006,979
1,504,014	Pool #CA8685, 1.50%, 1/1/51	1,520,232
50,961	Pool #MC0013, 5.50%, 12/1/38	55,791
82,886	Pool #MC0014, 5.50%, 12/1/38	91,719
68,193	Pool #MC0016, 5.50%, 11/1/38	75,609
65,551	Pool #MC0038, 4.50%, 3/1/39	74,746
45,315	Pool #MC0059, 4.00%, 4/1/39	50,828
80,280	Pool #MC0081, 4.00%, 5/1/39	89,235
42,714	Pool #MC0112, 4.50%, 6/1/39	48,706
85,640	Pool #MC0127, 4.50%, 7/1/39	96,688
476,037	Pool #MC0154, 4.50%, 8/1/39	532,716
85,830	Pool #MC0160, 4.50%, 8/1/39	96,901
200,852	Pool #MC0171, 4.50%, 9/1/39	224,767
208,346	Pool #MC0177, 4.50%, 9/1/39	233,153
116,953	Pool #MC0270, 4.50%, 3/1/40	130,712
341,729	Pool #MC0325, 4.50%, 7/1/40	381,932
149,556	Pool #MC0584, 4.00%, 1/1/42	165,128
60,148	Pool #MC3344, 5.00%, 12/1/38	69,879

		314,486,192

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Freddie Mac — 26.77%
$ 933,176	Pool #Q63813, 3.50%, 4/1/49	$989,554
962,946	Pool #QB5148, 2.00%, 11/1/50	1,001,412
1,502,345	Pool #QB5731, 2.00%, 11/1/50	1,561,077
2,257,493	Pool #QB5732, 2.50%, 11/1/50	2,379,434
1,799,266	Pool #QB6982, 2.00%, 11/1/50	1,869,498
569,224	Pool #QB6992, 1.50%, 12/1/50	575,421
1,525,591	Pool #RA1234, 3.50%, 8/1/49	1,610,043
841,325	Pool #RA1382, 3.00%, 9/1/49	879,947
1,955,547	Pool #RA1383, 3.00%, 9/1/49	2,045,320
785,929	Pool #RA1470, 3.00%, 10/1/49	822,008
935,136	Pool #RA1713, 3.00%, 11/1/49	978,065
1,214,516	Pool #RA1714, 3.00%, 11/1/49	1,270,270
941,612	Pool #RA1715, 3.00%, 10/1/49	984,838
1,294,789	Pool #RA1716, 3.00%, 11/1/49	1,354,228
500,167	Pool #RA1724, 2.50%, 10/1/49	526,155
619,782	Pool #RA1979, 3.00%, 12/1/49	650,373
949,762	Pool #RA1987, 3.00%, 12/1/49	998,162
2,192,849	Pool #RA1988, 3.00%, 1/1/50	2,293,515
1,330,781	Pool #RA2158, 3.00%, 2/1/50	1,391,873
1,016,494	Pool #RA2162, 3.00%, 2/1/50	1,072,594
1,584,636	Pool #RA2255, 3.00%, 3/1/50	1,660,400
2,067,188	Pool #RA2256, 3.00%, 3/1/50	2,166,023
1,202,720	Pool #RA2340, 3.00%, 3/1/50	1,260,223
476,367	Pool #RA2395, 2.50%, 4/1/50	502,099
1,282,007	Pool #RA3097, 2.50%, 7/1/50	1,351,256
1,967,852	Pool #RA3207, 2.50%, 7/1/50	2,080,529
3,708,031	Pool #RA3208, 2.50%, 7/1/50	3,908,324
5,682,749	Pool #RA3249, 2.50%, 8/1/50	5,989,708
1,253,373	Pool #RA3339, 2.00%, 8/1/50	1,302,297
1,521,911	Pool #RA3552, 2.00%, 9/1/50	1,581,408
1,208,158	Pool #RA3553, 2.50%, 8/1/50	1,277,335
4,284,480	Pool #RA3679, 2.00%, 9/1/50	4,451,719
2,346,892	Pool #RA3680, 2.50%, 9/1/50	2,473,662
977,070	Pool #RA3711, 2.00%, 9/1/50	1,015,209
731,454	Pool #RA3712, 2.50%, 9/1/50	773,325
688,739	Pool #RA3733, 2.00%, 10/1/50	715,664
755,234	Pool #RA3734, 2.50%, 10/1/50	798,477
1,221,667	Pool #RA3747, 2.00%, 9/1/50	1,269,354
6,160,000	Pool #RA3748, 2.50%, 10/1/50	6,492,739
1,957,135	Pool #RA3751, 2.00%, 10/1/50	2,036,325
2,863,159	Pool #RA3803, 1.50%, 12/1/50	2,894,019
416,740	Pool #RA3861, 1.50%, 10/1/50	421,277
1,752,263	Pool #RA3862, 2.00%, 10/1/50	1,820,660
2,020,217	Pool #RA3917, 1.50%, 10/1/50	2,041,992
4,039,339	Pool #RA3918, 2.00%, 10/1/50	4,197,009
865,679	Pool #RA3928, 1.50%, 11/1/50	875,103

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 250,163	Pool #RA3929, 2.00%, 10/1/50	$260,459
712,997	Pool #RA4055, 2.00%, 11/1/50	740,828
748,637	Pool #RA4056, 1.50%, 11/1/50	756,706
9,153,887	Pool #RA4195, 2.00%, 12/1/50	9,511,197
6,708,771	Pool #RA4254, 2.00%, 12/1/50	6,971,040
943,426	Pool #RA4274, 1.50%, 12/1/50	953,697
1,412,230	Pool #RA4357, 2.00%, 1/1/51	1,467,355
1,552,989	Pool #WA3103, 3.30%, 2/1/27	1,728,815
4,750,268	Pool #WA3125, 1.75%, 10/1/34	4,864,572
995,853	Pool #WA3211, 1.91%, 9/1/35	1,029,086
1,096,485	Pool #WA3305, 1.75%, 6/1/37	1,110,243
983,727	Pool #WA5002, 2.62%, 11/1/31	1,082,292
1,933,733	Pool #WN3000, 3.14%, 1/1/28	2,162,834
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,084,175
976,322	Pool #ZA4828, 4.00%, 3/1/47	1,049,448
253,384	Pool #ZA4891, 3.50%, 3/1/47	277,621
1,072,688	Pool #ZA4892, 4.00%, 5/1/47	1,153,033
702,031	Pool #ZA4893, 3.50%, 4/1/47	752,593
952,704	Pool #ZA4912, 3.50%, 5/1/47	1,009,770
1,143,684	Pool #ZA4913, 4.00%, 5/1/47	1,229,347
1,060,975	Pool #ZA5036, 3.50%, 9/1/47	1,124,526
1,595,370	Pool #ZA5070, 3.50%, 11/1/47	1,690,931
550,715	Pool #ZA5090, 3.50%, 11/1/47	583,702
1,314,517	Pool #ZA5174, 3.50%, 12/1/47	1,393,255
2,631,176	Pool #ZA5238, 3.50%, 2/1/48	2,788,780
702,291	Pool #ZA5245, 3.50%, 1/1/48	744,358
1,902,217	Pool #ZA5253, 3.50%, 1/1/48	2,016,158
1,364,898	Pool #ZA5254, 4.00%, 1/1/48	1,467,129
979,263	Pool #ZA5308, 4.00%, 1/1/48	1,052,610
832,872	Pool #ZA5575, 4.00%, 7/1/48	888,321
1,040,847	Pool #ZA5637, 4.50%, 8/1/48	1,127,325
932,404	Pool #ZA5645, 4.00%, 8/1/48	999,189
268,535	Pool #ZA6576, 3.50%, 4/1/49	283,400
109,102	Pool #ZI0238, 5.00%, 6/1/33	124,606
189,919	Pool #ZI0412, 5.00%, 8/1/33	216,906
72,585	Pool #ZI0543, 4.50%, 8/1/33	82,045
51,198	Pool #ZI0549, 5.00%, 8/1/33	59,492
34,625	Pool #ZI0743, 4.50%, 9/1/33	39,394
113,581	Pool #ZI0807, 5.00%, 9/1/33	129,721
72,230	Pool #ZI0959, 6.00%, 10/1/33	79,699
122,840	Pool #ZI1023, 5.50%, 11/1/33	137,886
36,615	Pool #ZI1352, 5.50%, 12/1/33	38,223
96,774	Pool #ZI1353, 5.50%, 1/1/34	108,346
210,887	Pool #ZI1493, 5.50%, 1/1/34	237,825
154,248	Pool #ZI1524, 5.50%, 2/1/34	174,052
73,787	Pool #ZI1630, 5.50%, 3/1/34	80,725
165,915	Pool #ZI1689, 5.50%, 4/1/34	186,924
83,745	Pool #ZI1802, 5.50%, 4/1/34	89,276

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$146,601	Pool #ZI1991, 5.00%, 5/1/34	$167,812
258,763	Pool #ZI2332, 5.00%, 6/1/34	296,202
154,434	Pool #ZI2333, 5.00%, 6/1/34	176,778
163,207	Pool #ZI2888, 6.00%, 12/1/34	185,113
216,088	Pool #ZI2939, 5.50%, 12/1/34	244,939
140,182	Pool #ZI3102, 5.00%, 1/1/35	160,464
87,912	Pool #ZI3254, 5.50%, 4/1/35	97,923
186,567	Pool #ZI3507, 5.00%, 9/1/35	213,305
160,115	Pool #ZI3713, 5.00%, 5/1/35	183,061
84,909	Pool #ZI4118, 5.50%, 1/1/36	93,372
99,920	Pool #ZI4119, 5.00%, 1/1/36	114,240
151,245	Pool #ZI4120, 5.50%, 1/1/36	166,810
216,233	Pool #ZI4200, 5.50%, 2/1/36	248,583
90,602	Pool #ZI4201, 6.00%, 2/1/36	99,842
242,937	Pool #ZI4429, 5.00%, 6/1/35	277,753
61,845	Pool #ZI4521, 5.50%, 7/1/35	67,352
181,304	Pool #ZI4572, 5.50%, 8/1/35	204,413
80,713	Pool #ZI4605, 5.50%, 9/1/35	88,918
81,350	Pool #ZI4606, 5.50%, 9/1/35	89,559
119,424	Pool #ZI4704, 5.00%, 11/1/35	137,841
126,981	Pool #ZI4705, 5.00%, 11/1/35	145,179
53,390	Pool #ZI4706, 5.50%, 11/1/35	58,837
131,760	Pool #ZI4855, 6.00%, 5/1/36	144,254
74,808	Pool #ZI4882, 6.00%, 5/1/36	83,002
237,504	Pool #ZI4979, 6.00%, 6/1/36	265,568
59,973	Pool #ZI5006, 6.00%, 6/1/36	62,963
117,361	Pool #ZI5896, 5.50%, 4/1/37	128,904
181,171	Pool #ZI5912, 5.50%, 4/1/37	204,454
93,885	Pool #ZI6311, 5.50%, 6/1/37	104,289
138,186	Pool #ZI6352, 5.50%, 7/1/37	153,720
140,515	Pool #ZI6583, 5.50%, 8/1/37	158,271
121,411	Pool #ZI6598, 6.00%, 8/1/37	133,181
62,994	Pool #ZI6814, 6.00%, 10/1/37	70,407
56,945	Pool #ZI6976, 5.50%, 7/1/37	63,210
336,902	Pool #ZI9925, 5.00%, 4/1/40	382,547
95,209	Pool #ZJ0038, 4.50%, 5/1/40	106,409
399,288	Pool #ZJ0482, 4.50%, 9/1/40	446,256
378,947	Pool #ZJ0844, 4.00%, 12/1/40	417,425
249,094	Pool #ZJ1058, 4.00%, 12/1/40	274,387
192,600	Pool #ZJ1264, 4.00%, 1/1/41	213,233
410,158	Pool #ZJ1444, 4.00%, 3/1/41	453,264
224,072	Pool #ZJ1445, 4.50%, 3/1/41	250,416
24,921	Pool #ZJ4162, 7.50%, 2/1/30	26,001
57,328	Pool #ZJ5032, 6.50%, 5/1/31	62,674
42,920	Pool #ZJ5104, 6.50%, 6/1/31	46,445
36,387	Pool #ZJ5458, 6.50%, 11/1/31	39,120
36,969	Pool #ZJ5928, 6.50%, 3/1/32	39,382

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 138,842	Pool #ZJ6638, 6.00%, 11/1/32	$156,802
69,808	Pool #ZJ6955, 5.50%, 3/1/33	77,305
50,157	Pool #ZJ6956, 5.50%, 3/1/33	54,590
110,344	Pool #ZK4661, 2.50%, 11/1/27	115,473
138,290	Pool #ZL1284, 4.50%, 4/1/41	154,548
454,635	Pool #ZL2630, 3.50%, 12/1/41	492,871
348,177	Pool #ZL2708, 3.50%, 1/1/42	377,460
1,078,647	Pool #ZL5676, 3.00%, 4/1/43	1,150,847
781,019	Pool #ZL6090, 3.00%, 6/1/43	833,297
359,333	Pool #ZL6097, 3.00%, 6/1/43	383,385
878,306	Pool #ZL9372, 3.00%, 4/1/45	931,286
546,060	Pool #ZL9669, 3.50%, 6/1/45	586,100
217,236	Pool #ZM1422, 3.50%, 7/1/46	231,253
531,122	Pool #ZM1423, 3.50%, 7/1/46	565,392
875,457	Pool #ZM1736, 3.00%, 9/1/46	924,968
1,328,023	Pool #ZM1738, 3.00%, 9/1/46	1,403,129
875,543	Pool #ZM8750, 4.00%, 9/1/48	933,833
926,518	Pool #ZN1022, 4.00%, 11/1/48	988,195
21,829	Pool #ZN5269, 6.50%, 10/1/31	22,476
47,908	Pool #ZN5316, 5.00%, 5/1/34	55,681
73,336	Pool #ZN5321, 5.50%, 5/1/34	80,556
44,669	Pool #ZN5322, 5.50%, 5/1/34	48,246
52,566	Pool #ZN5332, 5.00%, 11/1/34	61,095
36,219	Pool #ZN5333, 5.50%, 11/1/34	38,048
858,157	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(b)	922,690
2,527,751	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	2,792,068
435,509	Series 2018-SB52, Class A10F, 3.47%, 6/25/28(b)	484,098
978,506	Series 2018-SB53, Class A10F, 3.65%, 6/25/28(b)	1,099,202
446,472	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(b)	503,116
1,907,470	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(b)	2,072,361
764,057	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(b)	827,248
2,322,770	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(b)	2,407,668
966,872	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(b)	1,014,243
2,000,000	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(b)	2,012,740
3,172,768	Series Q014, Class A1, 1.56%, 1/25/36	3,196,860
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(b)	1,223,830

		174,820,876

Ginnie Mae — 13.73%
78,467	Pool #409117, 5.50%, 6/20/38	84,199
504,785	Pool #442423, 4.00%, 9/20/41	558,593
88,843	Pool #487643, 5.00%, 2/15/39	94,938
166,938	Pool #616936, 5.50%, 1/15/36	193,371
1,078,312	Pool #618363, 4.00%, 9/20/41	1,193,255
163,624	Pool #654705, 4.00%, 9/20/41	181,066
376,728	Pool #664269, 5.85%, 6/15/38	376,728
23,056	Pool #675509, 5.50%, 6/15/38	24,080
151,886	Pool #697672, 5.50%, 12/15/38	167,466

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 254,972	Pool #697814, 5.00%, 2/15/39	$276,801
336,241	Pool #697885, 4.50%, 3/15/39	376,156
103,254	Pool #698112, 4.50%, 5/15/39	116,685
481,782	Pool #698113, 4.50%, 5/15/39	544,452
49,028	Pool #699294, 5.63%, 9/20/38	52,796
1,062,565	Pool #713519, 6.00%, 7/15/39	1,237,199
256,764	Pool #716822, 4.50%, 4/15/39	291,727
63,382	Pool #716823, 4.50%, 4/15/39	72,716
110,790	Pool #717132, 4.50%, 5/15/39	125,202
423,114	Pool #720080, 4.50%, 6/15/39	480,729
267,362	Pool #724629, 5.00%, 7/20/40	304,925
353,953	Pool #726550, 5.00%, 9/15/39	387,346
266,124	Pool #729346, 4.50%, 7/15/41	304,000
325,517	Pool #738844, 3.50%, 10/15/41	354,253
153,742	Pool #738845, 3.50%, 10/15/41	167,314
506,637	Pool #738862, 4.00%, 10/15/41	558,068
269,847	Pool #747241, 5.00%, 9/20/40	307,759
712,050	Pool #748654, 3.50%, 9/15/40	780,991
142,604	Pool #748846, 4.50%, 9/20/40	160,279
289,100	Pool #757016, 3.50%, 11/15/40	317,090
186,019	Pool #757017, 4.00%, 12/15/40	204,719
441,278	Pool #759297, 4.00%, 1/20/41	488,197
226,092	Pool #759298, 4.00%, 2/20/41	250,132
153,852	Pool #762877, 4.00%, 4/15/41	169,470
85,497	Pool #763564, 4.50%, 5/15/41	99,098
256,203	Pool #770481, 4.00%, 8/15/41	282,211
42,662	Pool #770482, 4.50%, 8/15/41	49,757
435,002	Pool #770517, 4.00%, 8/15/41	479,161
344,980	Pool #770529, 4.00%, 8/15/41	380,001
53,249	Pool #770537, 4.00%, 8/15/41	60,528
245,068	Pool #770738, 4.50%, 6/20/41	275,584
219,265	Pool #779592, 4.00%, 11/20/41	245,409
115,513	Pool #779593, 4.00%, 11/20/41	127,826
436,668	Pool #AA6312, 3.00%, 4/15/43	470,289
471,379	Pool #AA6424, 3.00%, 5/15/43	508,098
876,676	Pool #AB2733, 3.50%, 8/15/42	954,375
1,094,023	Pool #AB2745, 3.00%, 8/15/42	1,144,812
1,097,316	Pool #AB2841, 3.00%, 9/15/42	1,171,249
483,635	Pool #AB2843, 3.00%, 9/15/42	521,403
115,432	Pool #AB2852, 3.50%, 9/15/42	127,208
422,143	Pool #AE6946, 3.00%, 6/15/43	461,543
173,134	Pool #AE8253, 4.00%, 2/20/44	191,141
258,512	Pool #AG8915, 4.00%, 2/20/44	286,380
543,123	Pool #AK6446, 3.00%, 1/15/45	594,534
494,386	Pool #AK7036, 3.00%, 4/15/45	527,303
307,564	Pool #AO3594, 3.50%, 8/20/45	333,177
289,186	Pool #AP3887, 3.50%, 9/20/45	315,487

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 432,963	Pool #AR4919, 3.50%, 3/20/46	$467,838
674,319	Pool #AR4970, 3.50%, 4/20/46	728,636
333,719	Pool #AR9008, 3.00%, 5/20/46	354,451
504,260	Pool #AS2921, 3.50%, 4/20/46	546,098
378,865	Pool #AS4332, 3.00%, 6/20/46	402,402
796,855	Pool #AS5511, 3.50%, 3/20/46	861,043
1,134,627	Pool #AX7237, 3.50%, 11/20/46	1,226,023
690,548	Pool #BO2104, 3.00%, 8/20/49	723,165
1,562,207	Pool #BR3787, 3.00%, 12/20/49	1,635,996
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(b)	732,776
1,439,002	Series 2012-107, Class A, 1.15%, 1/16/45	1,441,719
1,600,000	Series 2012-112, Class B, 2.46%, 1/16/53(b)	1,676,315
1,534,947	Series 2012-115, Class A, 2.13%, 4/16/45	1,593,161
1,614,890	Series 2012-120, Class A, 1.90%, 2/16/53	1,665,418
669,483	Series 2012-131, Class A, 1.90%, 2/16/53	689,820
319,731	Series 2012-144, Class AD, 1.77%, 1/16/53	327,895
5,241,184	Series 2012-33, Class B, 2.89%, 3/16/46	5,357,694
82,361	Series 2012-35, Class C, 3.25%, 11/16/52(b)	86,353
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	8,116,438
735,377	Series 2012-78, Class A, 1.68%, 3/16/44	739,521
312,019	Series 2013-101, Class AG, 1.76%, 4/16/38	313,322
402,817	Series 2013-105, Class A, 1.71%, 2/16/37	405,214
534,377	Series 2013-107, Class A, 2.00%, 5/16/40	542,472
308,175	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	322,986
234,423	Series 2013-17, Class A, 1.13%, 1/16/49	234,506
450,322	Series 2013-29, Class AB, 1.77%, 10/16/45	458,683
356,778	Series 2013-33, Class A, 1.06%, 7/16/38	356,556
982,005	Series 2013-63, Class AB, 1.38%, 3/16/45	989,419
504,561	Series 2013-97, Class AC, 2.00%, 6/16/45	517,969
372,248	Series 2014-148, Class A, 2.65%, 11/16/43	376,603
1,359,988	Series 2014-172, Class AF, 2.50%, 9/16/41	1,378,283
22,521	Series 2014-77, Class AC, 2.35%, 10/16/40	22,533
275,699	Series 2014-82, Class AB, 2.40%, 5/16/45	280,011
65,750	Series 2015-107, Class AB, 2.50%, 11/16/49	68,902
1,263,636	Series 2015-114, Class AD, 2.50%, 11/15/51	1,305,712
582,318	Series 2015-128, Class AD, 2.50%, 12/16/50	606,620
482,033	Series 2015-130, Class AH, 2.90%, 8/16/47(b)	494,948
1,676,590	Series 2015-135, Class AC, 2.35%, 4/16/49	1,750,774
734,309	Series 2015-136, Class AC, 2.50%, 3/16/47	766,523
379,264	Series 2015-15, Class A, 2.00%, 11/16/48	391,606
896,796	Series 2015-154, Class AD, 2.50%, 5/16/54	940,271
511,433	Series 2015-171, Class DA, 2.37%, 3/16/46	533,942
799,178	Series 2015-22, Class A, 2.40%, 8/16/47	825,704
1,009,215	Series 2015-70, Class AB, 2.30%, 11/16/48	1,052,167
210,068	Series 2015-98, Class AB, 2.20%, 11/16/43	214,796
331,865	Series 2016-11, Class AD, 2.25%, 11/16/43	338,101
594,106	Series 2016-14, Class AB, 2.15%, 8/16/42	608,532
1,381,960	Series 2016-152, Class EA, 2.20%, 8/15/58	1,440,820

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$1,946,171	Series 2016-157, Class AC, 2.00%, 11/16/50	$2,015,179
652,434	Series 2016-26, Class A, 2.25%, 12/16/55	669,441
500,907	Series 2016-28, Class AB, 2.40%, 11/16/55	511,573
335,565	Series 2016-36, Class AB, 2.30%, 6/16/56	346,104
629,425	Series 2016-39, Class AH, 2.50%, 9/16/44	650,436
498,334	Series 2016-50, Class A, 2.30%, 7/16/52	512,081
1,604,890	Series 2016-64, Class CA, 2.30%, 3/16/45	1,660,695
511,982	Series 2016-67, Class A, 2.30%, 7/16/56	521,693
513,429	Series 2016-94, Class AC, 2.20%, 8/16/57	535,184
590,589	Series 2016-96, Class BA, 1.95%, 3/16/43	603,073
1,065,704	Series 2017-127, Class AB, 2.50%, 2/16/59	1,121,108
1,020,352	Series 2017-135, Class AE, 2.60%, 10/16/58	1,075,667
538,524	Series 2017-140, Class A, 2.50%, 2/16/59	566,536
346,058	Series 2017-157, Class AH, 2.55%, 2/16/53	363,065
1,352,635	Series 2017-41, Class AC, 2.25%, 3/16/57	1,403,626
897,150	Series 2017-46, Class A, 2.50%, 11/16/57	943,836
1,641,570	Series 2017-71, Class AS, 2.70%, 4/16/57	1,725,005
573,524	Series 2017-9, Class AE, 2.40%, 9/16/50	599,631
2,534,156	Series 2017-94, Class AH, 2.60%, 2/16/59	2,669,102
860,055	Series 2018-2, Class AD, 2.40%, 3/16/59	899,198
768,264	Series 2018-26, Class AD, 2.50%, 3/16/52	801,656
1,988,587	Series 2018-3, Class AG, 2.50%, 10/16/58	2,087,116

		90,001,018

Total U.S. Government Agency Backed Mortgages		579,308,086

(Cost $557,983,748)

U.S. Government Agency Obligations — 5.06%
Small Business Administration — 5.06%
211,818	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	212,391
565,155	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	566,809
302,151	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	303,157
446,610	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	448,135
1,355,695	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,363,478
349,818	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	351,299
582,266	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	586,318
91,054	0.88%, 1/1/32(a),(b)	94,934
3,483,959	1.26%, 7/18/30(a),(d),(e)	51,739
843,369	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	875,566
2,009,862	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	2,133,626
4,987,737	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,378,833
302,773	(Prime Index - 0.425%), 2.83%, 11/25/27(c)	312,428
244,751	(Prime Index - 0.211%), 3.04%, 2/25/40(c)	258,543
543,393	(Prime Index - 0.068%), 3.18%, 7/25/29(c)	571,984
102,668	(Prime Index + 0.028%), 3.28%, 12/25/40(c)	108,455
9,169	3.36%, 7/1/21(a)	9,244
658,251	3.36%, 7/8/24(a),(f)	684,889

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$ 709,040	(Prime Index + 0.107%), 3.36%, 8/25/29(c)	$743,911
610,435	(Prime Index + 0.167%), 3.42%, 6/25/29(c)	641,435
607,933	(Prime Index + 0.188%), 3.44%, 11/25/28(c)	635,702
123,244	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	134,886
3,746,665	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	4,102,980
756,834	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	842,945
138,185	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	142,869
318,660	3.85%, 9/16/34(a),(b)	339,481
66,180	(Prime Index + 0.664%), 3.91%, 8/25/27(c)	68,823
91,305	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	96,422
657,439	(Prime Index + 0.715%), 3.97%, 3/25/30(c)	701,721
295,207	(Prime Index + 0.775%), 4.03%, 3/25/29(c)	311,281
535,533	(Prime Index + 0.794%), 4.04%, 2/25/28(c)	566,332
376,411	(Prime Index + 0.796%), 4.05%, 9/25/28(c)	396,213
732,532	(Prime Index + 0.797%), 4.05%, 5/25/29(c)	772,747
755,442	(Prime Index + 0.820%), 4.07%, 6/25/29(c)	799,778
136,356	(Prime Index + 0.828%), 4.08%, 6/25/28(c)	142,491
193,721	(Prime Index + 0.839%), 4.09%, 3/25/31(c)	215,817
547,473	(Prime Index + 0.856%), 4.11%, 2/25/29(c)	578,440
213,802	(Prime Index + 0.858%), 4.11%, 2/25/30(c)	228,006
175,163	(Prime Index + 0.895%), 4.15%, 1/25/29(c)	183,718
336,433	(Prime Index + 0.904%), 4.15%, 8/25/30(c)	373,913
483,936	(Prime Index + 0.911%), 4.16%, 7/25/30(c)	520,595
99,579	(Prime Index + 0.928%), 4.18%, 7/25/29(c)	107,501
298,044	(Prime Index + 0.948%), 4.20%, 5/25/29(c)	318,236
374,493	(Prime Index + 0.947%), 4.20%, 7/25/29(c)	398,179
90,621	(Prime Index + 1.005%), 4.26%, 11/25/28(c)	96,535
218,919	(Prime Index + 1.056%), 4.31%, 9/25/29(c)	238,642
318,004	(Prime Index + 1.062%), 4.31%, 12/25/29(c)	346,386
781,740	(Prime Index + 1.143%), 4.39%, 9/25/28(c)	821,642
77,432	(Prime Index + 1.192%), 4.44%, 11/25/26(c)	81,784
414,378	(Prime Index + 1.201%), 4.45%, 5/25/29(c)	438,478
172,159	(Prime Index + 1.220%), 4.47%, 6/25/29(c)	188,690
509,489	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	575,262
46,388	(Prime Index + 1.604%), 4.85%, 7/25/28(c)	49,085
30,747	5.13%, 2/28/24(a)	31,899
125,000	5.58%, 10/1/30	142,943
129,976	6.08%, 12/19/29(a),(b)	148,503
170,924	6.58%, 4/8/29(a),(c)	196,140
501,802	7.08%, 7/25/30(a)	574,984
214,845	8.38%, 11/1/25	231,053
92,236	9.08%, 9/25/29(a)	109,280
98,685	9.88%, 6/7/29(a)	112,478

		33,060,034

Total U.S. Government Agency Obligations		33,060,034

(Cost $33,738,975)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.06%
California — 1.02%
$ 500,000	California Health Facilities Financing Authority Revenue, 1.90%, 6/1/21	$502,950
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	2,154,880
875,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 2/1/21 @ 100	877,231
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	1,074,760
200,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	209,732
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,838,296

		6,657,849

Colorado — 0.05%
291,733	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	306,363

District of Columbia — 0.11%
723,094	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	735,112

Georgia — 0.17%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,079,860

Illinois — 0.13%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 2/8/21 @ 100	260,710
556,094	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	576,597

		837,307

Minnesota — 0.08%
480,298	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	550,086

Missouri — 0.47%
2,944,859	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	3,073,313

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

New York — 0.83%
$ 400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	$403,620
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	172,654
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	102,264
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	208,480
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	41,971
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	317,049
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	551,185
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,092,060
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	530,085
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	541,050
485,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 2/8/21 @ 100	486,227
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 2/8/21 @ 100	1,001,900

		5,448,545

Oregon — 0.04%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	256,890

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	110,847

Washington — 0.14%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	916,960

Total Municipal Bonds		19,973,132

(Cost $18,712,798)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.24%
Consumer, Non-cyclical — 0.04%
$ 305,000	Montefiore Medical Center, 2.15%, 10/20/26	$299,113

Financial — 0.20%
1,250,000	Century Housing Corp., Series 2019, 4.00%, 11/1/21	1,282,497

Total Corporate Bonds		1,581,610

(Cost $1,555,000)

Shares

Investment Company — 5.84%
38,159,188	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	38,159,188

Total Investment Company		38,159,188

(Cost $38,159,188)

Total Investments		$672,082,050
(Cost $650,149,709) — 102.89%

Liabilities in excess of other assets — (2.89)%		(18,868,286)

NET ASSETS — 100.00%		$653,213,764

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2020.

(g)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2020 (Unaudited)

Financial futures contracts as of December 31, 2020:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse

10 Year U.S. Ultra Treasury Bond	305	March 2021	$26,688	USD	$47,689,611	Barclays Capital Group
30 Year U.S. Treasury Bond	60	March 2021	39,566	USD	10,391,250	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	21	March 2021	36,028	USD	4,484,813	Barclays Capital Group
Five Year U.S. Treasury Note	275	March 2021	(50,606)	USD	34,695,117	Barclays Capital Group

Total			$51,676

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

TBA - To-be-announced

USD - United States Dollar